Goodwill and Other Intangible Assets - Schedule of Carrying Amount and Accumulated Amortization of Acquired Intangible Assets Subject to Amortization (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,277,790	$ 1,277,790
Accumulated Amortization	(966,687)	(928,206)
Net Carrying Amount	311,103	349,584
Backlog and Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	743,760	743,760
Accumulated Amortization	(701,445)	(686,425)
Net Carrying Amount	42,315	57,335
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	534,030	534,030
Accumulated Amortization	(265,242)	(241,781)
Net Carrying Amount	$ 268,788	$ 292,249